Share-based Compensation - Schedule of stock options granted (Details) $ in Thousands	12 Months Ended
	Jul. 31, 2020 Share $ / shares	Jul. 31, 2019 CAD ($) Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price, share options granted | $ / shares	$ 6.61	$ 6.11
Options granted	11,946,027	12,693,118
Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	4,784,059	5,897,333
Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	7,161,968	6,795,785
Stock option grant date September 17, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		September 17, 2018
Exercise price, share options granted | $ / shares		$ 7.93
Options granted		1,173,500
Expiry period		10 years
Stock option grant date September 17, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		650,000
Stock option grant date September 17, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		523,500
Stock option grant date November 22, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		November 22, 2018
Exercise price, share options granted | $ / shares		$ 5.92
Options granted		440,000
Expiry period		10 years
Stock option grant date November 22, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date November 22, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		440,000
Stock option grant date December 17, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		December 17, 2018
Exercise price, share options granted | $ / shares		$ 5.09
Options granted		301,500
Expiry period		10 years
Stock option grant date December 17, 2018 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		74,000
Stock option grant date December 17, 2018 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		227,500
Stock option grant date December 17, 2018 | Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | $		54,000
Stock option grant date February 19, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		February 19, 2019
Exercise price, share options granted | $ / shares		$ 7.13
Options granted		1,241,000
Expiry period		10 years
Stock option grant date February 19, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		615,000
Stock option grant date February 19, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		626,000
Stock option grant date February 21, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		February 21, 2019
Exercise price, share options granted | $ / shares		$ 7.46
Options granted		3,333,333
Expiry period		10 years
Stock option grant date February 21, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		3,333,333
Stock option grant date February 21, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date March 20, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		March 20, 2019
Exercise price, share options granted | $ / shares		$ 8.50
Options granted		1,402,500
Expiry period		10 years
Stock option grant date March 20, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		325,000
Stock option grant date March 20, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		1,077,500
Stock option grant date April 17, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		April 17, 2019
Exercise price, share options granted | $ / shares		$ 8.24
Options granted		1,132,500
Expiry period		10 years
Stock option grant date April 17, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date April 17, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		1,132,500
Stock option grant date July 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		July 18, 2019
Exercise price, share options granted | $ / shares		$ 6.54
Options granted		3,418,785
Expiry period		10 years
Stock option grant date July 18, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		650,000
Stock option grant date July 18, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		2,768,785
Stock option grant date July 26, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date		July 26, 2019
Exercise price, share options granted | $ / shares		$ 5.88
Options granted		250,000
Expiry period		10 years
Stock option grant date July 26, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		250,000
Stock option grant date July 26, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted		0
Stock option grant date October 29, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	October 29, 2019
Exercise price, share options granted | $ / shares	$ 3.30
Options granted	3,561,311
Expiry period	10 years
Stock option grant date October 29, 2019 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	829,034
Stock option grant date October 29, 2019 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	2,732,277
Stock option grant date January 29, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	January 29, 2020
Exercise price, share options granted | $ / shares	$ 1.80
Options granted	293,021
Expiry period	10 years
Stock option grant date January 29, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	0
Stock option grant date January 29, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	293,021
Stock Option Grant Date April 28, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	April 28, 2020
Exercise price, share options granted | $ / shares	$ 0.69
Options granted	3,465,322
Expiry period	10 years
Stock Option Grant Date April 28, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	900,000
Stock Option Grant Date April 28, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	2,565,322
Stock option grant date June 26, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	June 26, 2020
Exercise price, share options granted | $ / shares	$ 1.02
Options granted	3,787,435
Expiry period	10 years
Stock option grant date June 26, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	3,055,025
Stock option grant date June 26, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	732,410
Stock option grant date July 28, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	July 28, 2020
Exercise price, share options granted | $ / shares	$ 0.96
Options granted	838,938
Expiry period	10 years
Stock option grant date July 28, 2020 | Executive and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	0
Stock option grant date July 28, 2020 | Non-executive employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	838,938